Eaton Vance

Core Bond Fund

March 31, 2019 (Unaudited)

Eaton Vance Core Bond Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Core Bond Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2019, the value of the Fund’s investment in the Portfolio was $178,255,616 and the Fund owned 35.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Core Bond Portfolio

March 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 35.2%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 0.3%
Azul Investments LLP, 5.875%, 10/26/24(1)	$625	$592,194
WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	985	960,670

		$1,552,864

Automotive — 2.0%
Ford Motor Credit Co., LLC, 2.979%, 8/3/22	$2,503	$2,394,196
Ford Motor Credit Co., LLC, 3.605%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	705	688,576
Ford Motor Credit Co., LLC, 3.677%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	1,566	1,517,915
General Motors Co., 4.20%, 10/1/27	2,383	2,289,514
General Motors Financial Co., Inc., 3.50%, 11/7/24	1,149	1,111,440
General Motors Financial Co., Inc., 3.647%, (3 mo. USD LIBOR + 0.85%), 4/9/21(2)	805	799,112
General Motors Financial Co., Inc., 3.785%, (3 mo. USD LIBOR + 0.99%), 1/5/23(2)	1,110	1,077,730

		$9,878,483

Banks — 13.4%
American Express Co., 3.625%, 12/5/24	$1,162	$1,194,205
Banco Safra SA/Cayman Islands, 4.125%, 2/8/23(1)	1,210	1,202,437
Banco Santander SA, 3.125%, 2/23/23	1,645	1,628,641
Bank of America Corp., 2.881% to 4/24/22, 4/24/23(3)	1,425	1,421,714
Bank of America Corp., 3.124% to 1/20/22, 1/20/23(3)	2,420	2,428,763
Bank of America Corp., 3.152%, (3 mo. USD LIBOR + 0.38%), 1/23/22(2)	2,707	2,698,946
Bank of America Corp., 3.30%, 1/11/23	1,237	1,253,933
Bank of America Corp., 3.389%, (3 mo. USD LIBOR + 0.79%), 3/5/24(2)	2,400	2,393,049
Bank of America Corp., 3.499% to 5/17/21, 5/17/22(3)	1,005	1,017,700
Bank of America Corp., 3.593% to 7/21/27, 7/21/28(3)	4,880	4,865,214
Bank of America Corp., 3.974% to 2/7/29, 2/7/30(3)	807	824,053
Barclays PLC, 4.337%, 1/10/28	1,500	1,493,634
Capital One Bank (USA), N.A., 3.375%, 2/15/23	892	892,453
Capital One Financial Corp., 3.30%, 10/30/24	3,227	3,199,655
Capital One Financial Corp., 3.471%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	2,300	2,271,633
Capital One Financial Corp., 3.75%, 4/24/24	700	711,524
Citigroup, Inc., 3.142% to 1/24/22, 1/24/23(3)	1,552	1,558,484
Citigroup, Inc., 3.668% to 7/24/27, 7/24/28(3)	1,685	1,683,799
Citigroup, Inc., 3.70%, 1/12/26	1,000	1,018,433
Citigroup, Inc., 3.887% to 1/10/27, 1/10/28(3)	909	924,609
Citigroup, Inc., 4.047%, (3 mo. USD LIBOR + 1.25%), 7/1/26(2)	1,700	1,703,335
Citigroup, Inc., 4.075% to 4/23/28, 4/23/29(3)	1,855	1,905,188
Citigroup, Inc., 4.50%, 1/14/22	725	756,698
Citizens Financial Group, Inc., 4.30%, 12/3/25	1,399	1,434,983
Commonwealth Bank of Australia, 2.50%, 9/18/22(1)	1,050	1,035,848
Deutsche Bank AG, 4.028%, (3 mo. USD LIBOR + 1.29%), 2/4/21(2)	2,450	2,430,478
Discover Bank, 4.682% to 8/9/23, 8/9/28(3)	1,200	1,220,754
Discover Financial Services, 3.95%, 11/6/24	490	499,500
Goldman Sachs Group, Inc. (The), 2.905% to 7/24/22, 7/24/23(3)	1,909	1,889,241
Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	975,200
Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27	1,510	1,518,273

Security	Principal Amount (000’s omitted)	Value
Goldman Sachs Group, Inc. (The), 3.854%, (3 mo. USD LIBOR + 1.17%), 5/15/26(2)	$601	$590,125
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,235,305
JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	1,970,124
JPMorgan Chase & Co., 3.782% to 2/1/27, 2/1/28(3)	1,000	1,020,416
JPMorgan Chase & Co., 3.797% to 7/23/23, 7/23/24(3)	1,500	1,541,635
JPMorgan Chase & Co., 5.00% to 7/1/19(3)(4)	1,700	1,692,775
JPMorgan Chase & Co., 5.625%, 8/16/43	628	747,572
Lazard Group, LLC, 4.50%, 9/19/28	1,467	1,512,881
Morgan Stanley, 3.772% to 1/24/28, 1/24/29(3)	1,020	1,027,646
Morgan Stanley, 4.00%, 7/23/25	2,220	2,288,457
Morgan Stanley, 4.875%, 11/1/22	1,132	1,195,797
PPTT, 2006-A GS, Class A, 5.732%(1)(4)(5)	259	225,367
Regions Financial Corp., 2.75%, 8/14/22	640	635,601
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	734,871
Synovus Financial Corp., 3.125%, 11/1/22	622	615,313

		$67,086,262

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46(1)	$730	$734,722

		$734,722

Building Materials — 0.3%
Owens Corning, 3.40%, 8/15/26	$1,300	$1,227,445
Vulcan Materials Co., 4.50%, 6/15/47	479	435,000

		$1,662,445

Chemicals — 0.8%
Cydsa SAB de CV, 6.25%, 10/4/27(1)	$1,490	$1,432,277
DowDuPont, Inc., 4.725%, 11/15/28	2,500	2,702,362

		$4,134,639

Commercial Services — 0.2%
Block Financial, LLC, 5.25%, 10/1/25	$870	$902,780

		$902,780

Computers — 1.7%
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	$1,350	$1,385,746
DXC Technology Co., 2.875%, 3/27/20	800	799,743
DXC Technology Co., 3.576%, (3 mo. USD LIBOR + 0.95%), 3/1/21(2)	1,923	1,923,038
DXC Technology Co., 4.25%, 4/15/24	1,529	1,553,139
Hewlett Packard Enterprise Co., 3.515%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	1,079	1,075,370
Microchip Technology, Inc., 3.922%, 6/1/21(1)	53	53,495
Microchip Technology, Inc., 4.333%, 6/1/23(1)	1,664	1,701,738

		$8,492,269

Diversified Financial Services — 3.3%
Air Lease Corp., 3.375%, 6/1/21	$1,200	$1,206,250
Ally Financial, Inc., 4.125%, 3/30/20	1,160	1,170,544
Brookfield Finance, Inc., 3.90%, 1/25/28	1,943	1,882,611
Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	2,336	2,143,202
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	432	441,657
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	510	463,777
Synchrony Financial, 3.968%, (3 mo. USD LIBOR + 1.23%), 2/3/20(2)	3,465	3,482,357

Security	Principal Amount (000’s omitted)	Value
Synchrony Financial, 4.25%, 8/15/24	$2,285	$2,301,326
Synchrony Financial, 4.50%, 7/23/25	1,942	1,952,337
UBS Group Funding Switzerland AG, 3.491%, 5/23/23(1)	1,450	1,458,075

		$16,502,136

Electric Utilities — 0.4%
Entergy Corp., 4.00%, 7/15/22	$1,046	$1,075,460
ITC Holdings Corp., 4.05%, 7/1/23	680	694,078

		$1,769,538

Electrical and Electronic Equipment — 0.4%
Jabil, Inc., 3.95%, 1/12/28	$1,108	$1,039,304
Jabil, Inc., 4.70%, 9/15/22	959	987,099

		$2,026,403

Foods — 0.5%
Smithfield Foods, Inc., 2.65%, 10/3/21(1)	$1,304	$1,254,406
Smithfield Foods, Inc., 3.35%, 2/1/22(1)	1,482	1,451,160

		$2,705,566

Healthcare Products — 0.3%
Becton Dickinson and Co., 3.476%, (3 mo. USD LIBOR + 0.88%), 12/29/20(2)	$1,315	$1,315,141

		$1,315,141

Home Construction — 0.4%
Lennar Corp., 4.50%, 11/15/19	$1,150	$1,154,312
Toll Brothers Finance Corp., 4.875%, 3/15/27	940	927,959

		$2,082,271

Home Furnishings — 0.2%
Whirlpool Corp., 4.50%, 6/1/46	$914	$809,655

		$809,655

Insurance — 0.3%
Marsh & McLennan Cos., Inc., 3.801%, (3 mo. USD LIBOR + 1.20%), 12/29/21(2)	$753	$754,852
Principal Financial Group, Inc., 4.30%, 11/15/46	534	531,525

		$1,286,377

Lodging and Gaming — 0.4%
MGM Resorts International, 4.625%, 9/1/26	$900	$879,750
Wyndham Destinations, Inc., 5.75%, 4/1/27	1,014	1,009,589

		$1,889,339

Machinery — 0.3%
Wabtec Corp., 3.911%, (3 mo. USD LIBOR + 1.30%), 9/15/21(2)	$431	$430,678
Wabtec Corp., 4.95%, 9/15/28	1,300	1,320,056

		$1,750,734

Media — 0.5%
Comcast Corp., 3.237%, (3 mo. USD LIBOR + 0.44%), 10/1/21(2)	$1,960	$1,962,819
Comcast Corp., 4.70%, 10/15/48	613	668,603

		$2,631,422

Mining — 0.4%
Freeport-McMoRan, Inc., 5.40%, 11/14/34	$900	$823,500
Yamana Gold, Inc., 4.625%, 12/15/27	1,285	1,259,487

		$2,082,987

Security	Principal Amount (000’s omitted)	Value
Oil and Gas — 1.3%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	$1,465	$1,454,012
Noble Energy, Inc., 3.90%, 11/15/24	937	946,846
Oceaneering International, Inc., 4.65%, 11/15/24	1,035	959,963
Patterson-UTI Energy, Inc., 3.95%, 2/1/28	1,830	1,731,119
Pioneer Natural Resources Co., 4.45%, 1/15/26	1,400	1,470,345

		$6,562,285

Pharmaceuticals — 1.3%
CVS Health Corp., 3.70%, 3/9/23	$1,269	$1,289,992
CVS Health Corp., 4.10%, 3/25/25	998	1,026,136
CVS Health Corp., 4.30%, 3/25/28	2,393	2,429,167
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	1,757	1,753,269

		$6,498,564

Pipelines — 0.6%
Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$454,545
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27	750	795,742
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	880	968,477
Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	582	597,718

		$2,816,482

Real Estate Investment Trusts (REITs) — 1.1%
CBL & Associates, L.P., 5.25%, 12/1/23	$636	$494,490
DDR Corp., 3.625%, 2/1/25	874	859,140
Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,261,770
Newmark Group, Inc., 6.125%, 11/15/23	2,890	2,982,612

		$5,598,012

Retail-Specialty and Apparel — 1.3%
Best Buy Co., Inc., 4.45%, 10/1/28	$1,577	$1,600,158
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	965	973,574
Nordstrom, Inc., 5.00%, 1/15/44	1,455	1,319,754
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	295	305,325
Tapestry, Inc., 4.125%, 7/15/27	2,491	2,384,150

		$6,582,961

Software — 0.2%
CA, Inc., 4.70%, 3/15/27	$909	$905,001

		$905,001

Technology — 0.5%
Western Digital Corp., 4.75%, 2/15/26	$2,412	$2,306,475

		$2,306,475

Telecommunications — 1.5%
Verizon Communications, Inc., 3.784%, (3 mo. USD LIBOR + 1.10%), 5/15/25(2)	$1,848	$1,849,748
Verizon Communications, Inc., 4.329%, 9/21/28	2,407	2,554,246
Verizon Communications, Inc., 4.862%, 8/21/46	1,400	1,498,496
Verizon Communications, Inc., 5.50%, 3/16/47	1,421	1,668,466

		$7,570,956

Transportation — 0.2%
SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22(1)	$914	$903,641

		$903,641

Security	Principal Amount (000’s omitted)	Value
Utilities — 1.0%
American Water Capital Corp., 2.95%, 9/1/27	$1,426	$1,389,111
Baltimore Gas & Electric Co., 3.50%, 8/15/46	1,580	1,490,979
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,031,109
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,195,511

		$5,106,710

Total Corporate Bonds & Notes (identified cost $175,500,158)		$176,147,120

Agency Mortgage-Backed Securities — 11.8%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$745	$790,715
Pool #C03490, 4.50%, 8/1/40	596	632,713
Pool #C09031, 2.50%, 2/1/43	1,715	1,674,470
Pool #G07589, 5.50%, 6/1/41	2,588	2,824,144
Pool #G08596, 4.50%, 7/1/44	792	832,694
Pool #G08670, 3.00%, 10/1/45	1,384	1,382,209
Pool #G08701, 3.00%, 4/1/46	2,122	2,115,074
Pool #G08717, 4.00%, 8/1/46	1,867	1,935,071
Pool #G08738, 3.50%, 12/1/46	1,819	1,850,785
Pool #G08758, 4.00%, 4/1/47	1,743	1,805,827
Pool #G60608, 4.00%, 5/1/46	2,955	3,065,198
Pool #G60761, 3.00%, 10/1/43	2,123	2,126,514
Pool #Q17453, 3.50%, 4/1/43	1,632	1,667,231
Pool #Q34310, 3.50%, 6/1/45	1,849	1,884,033
Pool #Q40264, 3.50%, 5/1/46	1,566	1,593,717
Pool #Q45051, 3.00%, 12/1/46	3,248	3,242,090
Pool #Q46889, 3.50%, 3/1/47	2,574	2,641,104
Pool #Q47999, 4.00%, 5/1/47	3,597	3,754,685

		$35,818,274

Federal National Mortgage Association:
Pool #AB3678, 3.50%, 10/1/41	$3,388	$3,483,442
Pool #AL7524, 5.00%, 7/1/41	893	961,867
Pool #AS3892, 4.00%, 11/1/44	1,050	1,089,059
Pool #AS5332, 4.00%, 7/1/45	1,176	1,222,629
Pool #AS6014, 4.00%, 10/1/45	804	835,441
Pool #AS9721, 4.00%, 6/1/47	2,648	2,742,792
Pool #BA0891, 3.50%, 1/1/46	2,303	2,342,182
Pool #BA3938, 3.50%, 1/1/46	1,842	1,874,305
Pool #BD1183, 3.50%, 12/1/46	1,264	1,286,542
Pool #BE2316, 3.50%, 1/1/47	2,932	2,980,618
Pool #MA1789, 4.50%, 2/1/44	776	813,407
Pool #MA2653, 4.00%, 6/1/46	1,940	2,009,357

		$21,641,641

Security	Principal Amount (000’s omitted)	Value
Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	$1,668	$1,709,243

		$1,709,243

Total Agency Mortgage-Backed Securities (identified cost $60,218,177)		$59,169,158

Collateralized Mortgage Obligations — 3.8%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 4030, Class PA, 3.50%, 6/15/40	$1,312	$1,334,887
Series 4423, Class A, 3.50%, 10/15/39	1,088	1,095,635

		$2,430,522

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 4.986%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	$1,889	$1,939,956
Series 2018-DNA1, Class M1, 2.936%, (1 mo. USD LIBOR + 0.45%), 7/25/30(2)	1,155	1,151,123

		$3,091,079

Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$241	$259,751
Series 2011-135, Class PK, 4.50%, 5/25/40	911	943,149
Series 2013-6, Class HD, 1.50%, 12/25/42	256	237,374
Series 2014-70, Class KP, 3.50%, 3/25/44	1,197	1,226,567

		$2,666,841

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 7.736%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	$2,214	$2,497,349
Series 2014-C02, Class 1M2, 5.086%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	2,050	2,144,609
Series 2014-C02, Class 2M2, 5.086%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	931	970,356
Series 2014-C03, Class 1M2, 5.486%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	1,137	1,204,279
Series 2014-C03, Class 2M2, 5.386%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	1,891	1,987,187
Series 2017-C06, Class 1M2, 5.136%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	1,275	1,313,603
Series 2018-C03, Class 1M1, 3.166%, (1 mo. USD LIBOR + 0.68%), 10/25/30(2)	485	486,115

		$10,603,498

Total Collateralized Mortgage Obligations (identified cost $18,918,129)		$18,791,940

Commercial Mortgage-Backed Securities — 8.7%

Security	Principal Amount (000’s omitted)	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class C, 4.434%, 12/10/54(6)	$1,050	$1,069,649
Series 2016-C7, Class D, 4.434%, 12/10/54(1)(6)	2,000	1,829,837
Citigroup Commercial Mortgage Trust
Series 2017-MDRB, Class C, 4.984%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	3,000	3,005,046
COMM Mortgage Trust
Series 2014-CR21, Class C, 4.418%, 12/10/47(6)	500	514,178

Security	Principal Amount (000’s omitted)	Value
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.362%, 12/15/49(6)	$1,500	$1,508,806
GS Mortgage Securities Trust
Series 2018-FBLU, Class A, 3.432%, (1 mo. USD LIBOR + 0.95%), 11/15/35(1)(2)	5,000	4,996,532
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class C, 4.561%, 9/15/47(6)	2,530	2,527,430
Series 2014-C22, Class D, 4.561%, 9/15/47(1)(6)	500	440,378
Series 2014-C25, Class D, 3.945%, 11/15/47(1)(6)	1,960	1,709,927
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.383%, 8/15/46(1)(6)	2,000	2,001,870
Series 2012-CBX, Class AS, 4.271%, 6/15/45	3,325	3,444,394
Series 2013-C13, Class D, 4.003%, 1/15/46(1)(6)	2,000	1,983,308
Morgan Stanley Capital I Trust
Series 2016-UB12, Class D, 3.312%, 12/15/49(1)	1,000	820,700
Motel 6 Trust
Series 2017-MTL6, Class C, 3.884%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	1,371	1,372,268
Series 2017-MTL6, Class D, 4.634%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	555	556,796
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class C, 4.689%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	5,000	4,924,384
RETL Trust
Series 2019-RVP, Class A, 3.634%, (1 mo. USD LIBOR + 1.15%), 3/15/36(1)(2)	3,715	3,721,969
Series 2019-RVP, Class B, 4.034%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(2)	1,365	1,365,000
Toorak Mortgage Corp., Ltd.
Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(7)	1,330	1,334,174
VMC Finance, LLC
Series 2018-FL2, Class A, 3.404%, (1 mo. USD LIBOR + 0.92%), 10/15/35(1)(2)	3,000	2,988,186
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.543%, 9/15/58(6)	900	921,720
Series 2015-SG1, Class C, 4.469%, 9/15/48(6)	354	354,184

Total Commercial Mortgage-Backed Securities (identified cost $42,902,682)		$43,390,736

Asset-Backed Securities — 21.8%

	Principal Amount (000’s omitted)	Value
Adams Outdoor Advertising L.P.
Series 2018-1, Class A, 4.81%, 11/15/48(1)	$746	$780,408
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class B, 2.21%, 5/10/21	496	495,462
Series 2016-4, Class A3, 1.53%, 7/8/21	352	350,789
Avant Loans Funding Trust
Series 2019-A, Class A, 3.48%, 7/15/22(1)	1,040	1,043,280
Avis Budget Rental Car Funding, LLC
Series 2014-1A, Class A, 2.46%, 7/20/20(1)	2,590	2,587,985
Series 2014-2A, Class A, 2.50%, 2/20/21(1)	4,075	4,063,837
Canyon Capital CLO, Ltd.
Series 2016-1A, Class BR, 4.487%, (3 mo. USD LIBOR + 1.70%), 7/15/31(1)(2)	1,000	988,302
Series 2016-1A, Class DR, 5.587%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	1,000	956,217

Security	Principal Amount (000’s omitted)	Value
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3RA, Class A2, 4.315%, (3 mo. USD LIBOR + 1.55%), 7/27/31(1)(2)	$1,000	$989,464
Series 2014-3RA, Class C, 5.715%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	971,589
CarMax Auto Owner Trust
Series 2017-2, Class A3, 1.93%, 3/15/22	1,275	1,268,020
Chesapeake Funding II, LLC
Series 2016-2A, Class A1, 1.88%, 6/15/28(1)	5,418	5,400,242
CIG Auto Receivables Trust
Series 2019-1A, Class A, 3.30%, 8/15/24(1)	2,167	2,170,129
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/22	1,105	1,099,181
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,081	1,102,574
Conn’s Receivables
Series 2018-A, Class A, 3.25%, 1/15/23(1)	199	199,471
Consumer Loan Underlying Bond Credit Trust
Series 2017-NP1, Class C, 5.13%, 4/17/23(1)	1,018	1,022,966
Credit Acceptance Auto Loan Trust
Series 2017-2A, Class A, 2.55%, 2/17/26(1)	2,500	2,491,264
DB Master Finance, LLC
Series 2015-1A, Class A2II, 3.98%, 2/20/45(1)	2,264	2,266,225
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	336	337,509
Drive Auto Receivables Trust
Series 2017-BA, Class D, 3.72%, 10/17/22(1)	1,425	1,433,447
Series 2018-1, Class C, 3.22%, 3/15/23	1,680	1,684,578
Driven Brands Funding, LLC
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	769	785,549
Dryden Senior Loan Fund
Series 2018-55A, Class D, 5.637%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,000	965,017
Enterprise Fleet Financing, LLC
Series 2017-1, Class A2, 2.13%, 7/20/22(1)	681	679,126
First Investors Auto Owner Trust
Series 2017-1A, Class A1, 1.69%, 4/15/21(1)	3	2,947
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	983	1,017,613
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(1)	475	474,641
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(1)	1,822	1,820,767
Hardee’s Funding, LLC
Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	975	987,611
Hertz Fleet Lease Funding, L.P.
Series 2017-1, Class A2, 2.13%, 4/10/31(1)	728	725,437
Horizon Aircraft Finance I, Ltd.
Series 2018-1, Class A, 4.458%, 12/15/38(1)	3,501	3,573,136
Invitation Homes Trust
Series 2017-SFR2, Class C, 3.932%, (1 mo. USD LIBOR + 1.45%), 12/17/36(1)(2)	461	462,210
Series 2018-SFR1, Class C, 3.732%, (1 mo. USD LIBOR + 1.25%), 3/17/37(1)(2)	445	444,523
Series 2018-SFR2, Class A, 3.384%, (1 mo. USD LIBOR + 0.90%), 6/17/37(1)(2)	5,301	5,305,790
MarketPlace Loan Trust
Series 2015-CB1, Class A, 4.00%, 7/15/21(1)	43	42,785
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A3, 1.26%, 2/16/21	554	551,060

Security	Principal Amount (000’s omitted)	Value
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(1)	$182	$182,145
Series 2015-1A, Class B, 3.85%, 3/18/26(1)	1,200	1,204,091
Series 2016-2A, Class A, 4.10%, 3/20/28(1)	530	531,655
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	1,925	1,910,540
OSCAR US Funding Trust
Series 2019-1A, Class A2, 3.10%, 4/11/22(1)	1,740	1,752,500
Planet Fitness Master Issuer, LLC
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	2,070	2,107,874
Prosper Marketplace Issuance Trust
Series 2017-1A, Class B, 3.65%, 6/15/23(1)	160	160,476
Series 2017-2A, Class B, 3.48%, 9/15/23(1)	404	404,392
Series 2017-3A, Class A, 2.36%, 11/15/23(1)	459	458,501
Series 2017-3A, Class B, 3.36%, 11/15/23(1)	3,015	3,013,511
Series 2018-1A, Class A, 3.11%, 6/17/24(1)	634	634,184
Series 2018-1A, Class B, 3.90%, 6/17/24(1)	600	602,555
Series 2018-2A, Class A, 3.35%, 10/15/24(1)	2,559	2,562,386
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(1)	5,000	4,998,060
Santander Drive Auto Receivables Trust
Series 2017-3, Class A3, 1.87%, 6/15/21	462	462,060
Securitized Term Auto Receivables Trust
Series 2016-1A, Class A3, 1.524%, 3/25/20(1)	52	52,054
Sierra Timeshare Receivables Funding, LLC
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	109	109,096
Skopos Auto Receivables Trust
Series 2018-1A, Class A, 3.19%, 9/15/21(1)	1,591	1,591,243
SoFi Professional Loan Program, LLC
Series 2014-B, Class A2, 2.55%, 8/27/29(1)	313	311,836
SpringCastle America Funding LLC
Series 2016-AA, Class A, 3.05%, 4/25/29(1)	649	648,679
Springleaf Funding Trust
Series 2016-AA, Class A, 2.90%, 11/15/29(1)	1,662	1,659,388
Stack Infrastructure Issuer, LLC
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	4,321	4,427,239
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	543	538,871
Tesla Auto Lease Trust
Series 2018-A, Class A, 2.32%, 12/20/19(1)	449	448,710
Series 2018-B, Class A, 3.71%, 8/20/21(1)	1,254	1,268,838
Thunderbolt Aircraft Lease, Ltd.
Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32(1)(7)	1,638	1,699,910
Towd Point Asset Trust
Series 2018-SL1, Class A, 3.09%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(2)	6,209	6,150,881
Upland CLO, Ltd.
Series 2016-1A, Class CR, 5.661%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	1,000	953,606
Vantage Data Centers Issuer, LLC
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	1,368	1,389,963
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(1)	293	292,432
Veros Automobile Receivables Trust
Series 2018-1, Class A, 3.63%, 5/15/23(1)	3,630	3,636,143

Security	Principal Amount (000’s omitted)	Value
Voya CLO, Ltd.
Series 2018-2A, Class B1, 4.337%, (3 mo. USD LIBOR + 1.55%), 7/15/31(1)(2)	$1,000	$985,408
Wendy’s Funding, LLC
Series 2015-1A, Class A2II, 4.08%, 6/15/45(1)	8,555	8,663,095
Wheels SPV, LLC
Series 2017-1A, Class A2, 1.88%, 4/20/26(1)	527	524,910
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A3, 2.13%, 4/15/20	1,000	997,666

Total Asset-Backed Securities (identified cost $108,714,290)		$108,876,049

U.S. Treasury Obligations — 14.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.00%, 2/15/48	$886	$919,104
U.S. Treasury Bond, 3.125%, 5/15/48	3,520	3,742,062
U.S. Treasury Bond, 3.375%, 11/15/48	2,230	2,488,061
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(8)	17,272	17,672,927
U.S. Treasury Note, 2.25%, 3/31/21	31,652	31,644,581
U.S. Treasury Note, 2.375%, 2/29/24	851	857,117
U.S. Treasury Note, 2.50%, 2/15/22	7,500	7,558,008
U.S. Treasury Note, 2.50%, 1/31/24	2,604	2,635,889
U.S. Treasury Note, 2.625%, 12/31/25	562	573,196
U.S. Treasury Note, 2.625%, 2/15/29	662	674,968
U.S. Treasury Note, 2.875%, 9/30/23	2,410	2,475,993
U.S. Treasury Note, 2.875%, 5/15/28	1,292	1,343,554

Total U.S. Treasury Obligations (identified cost $71,465,247)		$72,585,460

Senior Floating-Rate Loans — 2.8%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Building and Development — 0.2%
DTZ U.S. Borrower, LLC, Term Loan, 5.749%, (1 mo. USD LIBOR + 3.25%), 8/21/25	$1,244	$1,236,171

		$1,236,171

Business Equipment and Services — 0.4%
Change Healthcare Holdings, LLC, Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 3/1/24	$1,067	$1,053,333
First Data Corporation, Term Loan, 4.486%, (1 mo. USD LIBOR + 2.00%), 7/8/22	922	920,579

		$1,973,912

Cable and Satellite Television — 0.4%
UPC Financing Partnership, Term Loan, 4.984%, (1 mo. USD LIBOR + 2.50%), 1/15/26	$833	$830,876
Ziggo Secured Finance Partnership, Term Loan, 4.984%, (1 mo. USD LIBOR + 2.50%), 4/15/25	1,000	975,625

		$1,806,501

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Cosmetics/Toiletries — 0.0%(10)
Prestige Brands, Inc., Term Loan, 4.499%, (1 mo. USD LIBOR + 2.00%), 1/26/24	$179	$177,569

		$177,569

Drugs — 0.4%
Jaguar Holding Company II, Term Loan, 4.999%, (1 mo. USD LIBOR + 2.50%), 8/18/22	$1,861	$1,843,628

		$1,843,628

Electronics/Electrical — 0.6%
Go Daddy Operating Company, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), 2/15/24	$239	$238,193
Infor (US), Inc., Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 2/1/22	1,866	1,859,124
MA FinanceCo., LLC, Term Loan, 4.999%, (1 mo. USD LIBOR + 2.50%), 6/21/24	81	78,495
Seattle Spinco, Inc., Term Loan, 4.999%, (1 mo. USD LIBOR + 2.50%), 6/21/24	545	530,094
SolarWinds Holdings, Inc., Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 2/5/24	289	286,685

		$2,992,591

Equipment Leasing — 0.3%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.488%, (1 mo. USD LIBOR + 2.00%), 1/15/25	$1,282	$1,273,650

		$1,273,650

Food/Drug Retailers — 0.1%
Albertsons, LLC, Term Loan, 5.499%, (1 mo. USD LIBOR + 3.00%), 11/17/25	$667	$659,701

		$659,701

Industrial Equipment — 0.0%(10)
Rexnord, LLC, Term Loan, 4.499%, (1 mo. USD LIBOR + 2.00%), 8/21/24	$172	$170,909

		$170,909

Leisure Goods/Activities/Movies — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), 5/23/25	$249	$244,573

		$244,573

Lodging and Casinos — 0.1%
ESH Hospitality, Inc., Term Loan, 4.499%, (1 mo. USD LIBOR + 2.00%), 8/30/23	$249	$247,638

		$247,638

Telecommunications — 0.2%
Level 3 Financing, Inc., Term Loan, 4.736%, (1 mo. USD LIBOR + 2.25%), 2/22/24	$370	$366,300
Sprint Communications, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), 2/2/24	844	819,820

		$1,186,120

Total Senior Floating-Rate Loans (identified cost $13,919,588)		$13,812,963

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.59%(11)	1,644,422	$1,644,422

Total Short-Term Investments (identified cost $1,644,422)		$1,644,422

Value
Total Investments — 98.9% (identified cost $493,282,693)	$494,417,848

Other Assets, Less Liabilities — 1.1%	$5,552,879

Net Assets — 100.0%	$499,970,727

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2019, the aggregate value of these securities is $151,074,688 or 30.2% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2019.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at March 31, 2019.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2019.

(7)	Step coupon security. Interest rate represents the rate in effect at March 31, 2019.

(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(10)	Amount is less than 0.05%.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2019 was $35,101.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	131	Long	6/28/19	$27,915,282	$105,214
U.S. 5-Year Treasury Note	33	Short	6/28/19	(3,822,328)	(36,402)
U.S. Ultra 10-Year Treasury Note	39	Short	6/19/19	(5,178,469)	(104,568)
U.S. Ultra-Long Treasury Bond	268	Long	6/19/19	45,024,000	1,601,215

					$1,565,459

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PPTT	-	Preferred Pass-Through Trust

Currency Abbreviations:

USD	-	United States Dollar

At March 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to hedge against fluctuations in interest rates.

At March 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $1,706,429 and $140,970, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$176,147,120	$—	$176,147,120
Agency Mortgage-Backed Securities	—	59,169,158	—	59,169,158
Collateralized Mortgage Obligations	—	18,791,940	—	18,791,940
Commercial Mortgage-Backed Securities	—	43,390,736	—	43,390,736
Asset-Backed Securities	—	108,876,049	—	108,876,049
U.S. Treasury Obligations	—	72,585,460	—	72,585,460
Senior Floating-Rate Loans	—	13,812,963	—	13,812,963
Short-Term Investments	—	1,644,422	—	1,644,422
Total Investments	$—	$494,417,848	$—	$494,417,848
Futures Contracts	$1,706,429	$—	$—	$1,706,429
Total	$1,706,429	$494,417,848	$—	$496,124,277

Liability Description
Futures Contracts	$(140,970)	$—	$—	$(140,970)
Total	$(140,970)	$—	$—	$(140,970)

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.